DEBT OBLIGATIONS (Details) € in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 KRW (₩)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 INR (₨)	Jun. 30, 2021 BRL (R$)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Deferred financing costs	$ (291)	$ (258)
Current	11,986	13,074
Non-current	43,295	41,263
Total debt obligations	$ 55,281	54,717
Percentage of debt obligations with suspended contractual payment	2.40%		2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%	2.40%
U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	$ 38,126	37,413
British Pounds
Disclosure of detailed information about borrowings [line items]
Total debt obligations	7,043	6,809	£ 5,092								£ 4,981
Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	4,431	4,408		$ 5,493								$ 5,613
South Korean Won
Disclosure of detailed information about borrowings [line items]
Total debt obligations	2,018	2,093			₩ 2,280,000								₩ 2,280,000
Australian Dollars
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,665	1,473				$ 2,220								$ 1,914
Indian Rupee
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,769	2,257					₨ 131,981								₨ 164,753
Brazilian Reais
Disclosure of detailed information about borrowings [line items]
Total debt obligations	181	180						R$ 903								R$ 936
Chinese Yuan
Disclosure of detailed information about borrowings [line items]
Total debt obligations	37	22							¥ 240								¥ 143
Euros
Disclosure of detailed information about borrowings [line items]
Total debt obligations	302	320								€ 255								€ 262
Liabilities associated with assets held for sale
Disclosure of detailed information about borrowings [line items]
Total debt obligations	0	380
Fixed rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	26,603	28,446
Variable rate
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	20,205	16,629
Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Total debt obligations	270	196
Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	0	1,357
Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,940	1,890
Brookfield Property REIT Inc. term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	3,877	3,976
Brookfield Property REIT Inc. senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	945	945
Brookfield Property REIT Inc. corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	1,225	1,015
Brookfield Property REIT Inc. junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Total debt obligations	206	206
Funds subscription credit facilities
Disclosure of detailed information about borrowings [line items]
Secured debt obligation	$ 301	$ 315
Weighted-average rate | Unsecured Debt | Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	1.63%	1.69%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%	1.69%
Weighted-average rate | Secured Debt | Fixed rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%	4.27%
Weighted-average rate | Secured Debt | Variable rate
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	3.23%	3.61%	3.23%	3.23%	3.23%	3.23%	3.23%	3.23%	3.23%	3.23%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%
Weighted-average rate | Brookfield Property Partners’ credit facilities | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	0.00%	1.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Weighted-average rate | Brookfield Property Partners’ corporate bonds | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%	4.14%
Weighted-average rate | Brookfield Property REIT Inc. term debt | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	2.84%	2.90%	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%	2.84%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%
Weighted-average rate | Brookfield Property REIT Inc. senior secured notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Weighted-average rate | Brookfield Property REIT Inc. corporate facility | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	2.39%	2.41%	2.39%	2.39%	2.39%	2.39%	2.39%	2.39%	2.39%	2.39%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%
Weighted-average rate | Brookfield Property REIT Inc. junior subordinated notes | Unsecured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	1.64%	1.66%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%
Weighted-average rate | Funds subscription credit facilities | Secured Debt
Disclosure of detailed information about borrowings [line items]
Weighted-average rate	2.52%	2.51%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%	2.51%